UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080  St.Louis   MO  63102

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Semi-Annual Report

February 28, 2019

 (Unaudited)

Fund Advisor:

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, Missouri 63102

Toll Free: (888) 727-3301

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.sparrowcapital.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Communication Services, 0.86%
Consumer Cyclical, 12.72%
Consumer Defensive, 0.68%
Financial Services, 8.03%
Technology, 40.06%
Healthcare, 35.73%
Real Estate, 1.30%
Money Market Fund, 0.62%

Per the fee tables in the December 31, 2018 prospectus, the Fund’s total annual operating expense ratios were 2.21%, 2.61% and 1.94% for Class A, Class C, and No-Load Class shares, respectively.  Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases, and a maximum contingent deferred sales charge of 1.00% on redemptions made within 18 months of purchase (only on purchases of $1 million or more).

Sectors are categorized using Morningstar® classifications.  Portfolio composition is subject to change.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 99.58%

Arrangement of Transportation of Freight & Cargo - 0.73%
14,840	CryoPort, Inc. *	$ 170,660

Biological Products (No Diagnostic Substances) - 1.25%
4,470	Acceleron Pharma, Inc. *	196,859
1,230	Neurocrine Biosciences, Inc.*	95,017
		291,876
Cable & Other Pay Television Services - 0.87%
3,050	Roku, Inc. Class A *	202,184

Computer Communications Equipment - 0.86%
700	Arista Networks, Inc. *	199,675

Computer Peripheral Equipment, Nec - 0.33%
7,150	Mitek Systems, Inc. *	77,291

Computer Storage Devices - 0.63%
7,230	Pure Storage, Inc. Class A *	148,070

Electromedical & Electrotherapeutic Apparatus - 1.56%
5,250	AxoGen, Inc. *	96,915
14,000	Biolife Solutions, Inc.*	266,840
		363,755
Financial Services - 0.95%
3,450	Green Dot Corp. Class A *	222,697

Hospital & Medical Service Plans - 0.70%
5,350	Trupanion, Inc. *	162,373

Hotels & Motels - 1.40%
6,800	El Dorado Resorts, Inc. *	327,828

In Vitro & In Vivo Diagnostics Substances - 0.48%
7,100	Immunomedics, Inc. *	111,896

Industrial Organic Chemicals - 1.09%
11,810	Codexis, Inc. *	255,332

Insurance Agents Brokers & Services - 1.33%
5,550	Goosehead Insurance, Inc. Class A*	175,103
3,640	Health Insurance Innovations, Inc. Class A *	135,444
		310,547

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Value

Laboratory Analytical Instruments - 0.93%
3,655	Accelerate Diagnostics, Inc. *	$ 78,144
5,600	Quanterix Corp.*	138,376
		216,520
Loan Brokers - 1.19%
870	LendingTree, Inc. *	277,487

Medicinal Chemicals & Botanical Products - 1.52%
6,370	Canopy Growth Corp. (Canada) *	302,002
660	Tilray, Inc. Class 2*	53,665
		355,667
Motor Vehicles & Passenger Car Bodies - 1.08%
790	Tesla, Inc. *	252,705

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.33%
790	Align Technology, Inc. *	204,586
9,520	Sientra, Inc. *	105,386
		309,972
Pharmaceutical Preparations - 14.05%
11,260	Acadia Pharmaceuticals, Inc. *	298,390
5,200	Adamas Pharmaceuticals, Inc. *	58,188
7,240	Akcea Therapeutics, Inc. *	246,377
11,785	Amicus Therapeutics, Inc. *	142,599
1,640	Ani Pharmaceuticals, Inc. *	107,896
2,350	Clovis Oncology, Inc. *	71,158
5,890	Collegium Pharmaceutical, Inc. *	103,605
15,695	Corcept Therapeutics, Inc. *	195,717
15,430	Flexion Therapeutics, Inc. *	213,243
920	GW Pharmaceuticals, Inc. ADR *	158,249
5,540	Heron Therapeutics, Inc. *	146,644
2,345	Intercept Pharmaceuticals, Inc. *	233,890
2,120	Portola Pharmaceuticals, Inc. *	65,105
4,120	Puma Biotechnology, Inc. *	114,577
5,680	PTC Therapeutics, Inc. *	196,187
11,060	Radius Health, Inc.*	209,698
1,710	Sarepta Therapeutics, Inc. *	246,650
2,700	Supernus Pharmaceuticals, Inc. *	110,268
2,955	Ultragenyx Pharmaceutical, Inc. *	189,534
905	Vertex Pharmaceuticals, Inc. *	170,819
		3,278,794
Real Estate Agents & Managers (For Others) - 0.54%
11,200	EXP World Holdings, Inc. *	126,000

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Value

Retail - Auto Dealers & Gasoline Stations - 1.27%
6,585	Carvana Co. Class A *	$ 295,403

Retail - Catalog & Mail-Order Houses - 3.77%
405	Amazon.com, Inc. *	664,131
1,305	Wayfair, Inc. Class A *	216,212
		880,343
Semiconductors & Related Devices - 0.42%
640	NVIDIA Corp.	98,726

Services - Advertising - 0.71%
10,130	ANGI Homeservices, Inc. Class A *	166,335

Services - Business Services, NEC - 9.35%
1,320	Alibaba Group Holding Ltd. ADR *	241,600
2,550	GrubHub, Inc. *	208,029
1,265	Healthequity, Inc. *	101,807
880	Mastercard, Inc.	197,798
5,680	PayPal Holdings, Inc. *	557,038
1,051	Stamps.com, Inc. *	98,783
7,445	Tabula Rasa Healthcare, Inc. *	410,294
1,275	Visa, Inc. Class A	188,853
4,270	Zillow Group, Inc. Class A *	176,906
		2,181,108
Services - Commercial Physical & Biological Research - 2.45%
3,075	Exact Sciences Corp. *	279,825
5,950	Exelixis, Inc. *	133,221
1,480	PRA Health Sciences, Inc. *	158,330
		571,376
Services - Computer Integrated Systems Design - 0.53%
2,115	EBIX, Inc.*	123,241

Services - Computer Processing & Data Preparation - 5.05%
4,070	CarGurus, Inc. Class A *	173,911
1,240	Proofpoint, Inc. *	146,432
2,930	RingCentral, Inc. Class A *	308,500
1,100	Workday, Inc. Class A *	217,723
6,400	Yext, Inc. *	118,912
2,710	Zendesk, Inc. *	214,144
		1,179,622
Services - Computer Programming Services - 0.84%
3,930	Zscaler, Inc. *	195,242

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Value

Services - Computer Programming, Data Processing, Etc. - 5.44%
150	Alphabet, Inc. Class A *	$ 168,983
2,125	Facebook, Inc. Class A *	343,081
3,240	Pluralsight, Inc. Class A*	105,332
5,250	SNAP, Inc. Class A *	51,450
2,045	The Trade Desk, Inc. Class A *	403,969
1,795	Wix.com Ltd. (Israel) *	196,104
		1,268,919
Services - Educational Services - 0.68%
1,220	Strategic Education, Inc.	159,552

Services - Management Services - 0.30%
5,300	Evolent Health, Inc. Class A *	69,907

Services - Medical Laboratories - 1.74%
5,500	CareDx, Inc.*	171,160
3,530	Guardant Health, Inc.*	235,239
		406,399
Services - Motion Picture & Video Tape Productions - 0.40%
8,310	GAIA, Inc. Class A *	92,407

Services - Offices & Clinics of Doctors of Medicine - 0.95%
3,425	Teladoc, Inc. *	220,433

Services - Prepackaged Software - 20.58%
2,280	2U, Inc. *	168,036
780	Adobe Systems, Inc. *	204,750
3,740	Alteryx, Inc. Class A *	285,399
3,300	AppFolio, Inc. Class A *	238,524
3,590	Blackline, Inc. *	187,901
9,167	Cloudera, Inc.*	133,563
3,340	Coupa Software, Inc. *	314,595
3,150	DocuSign, Inc. *	173,723
1,440	Hubspot, Inc. *	242,467
3,850	Instructure, Inc. *	179,911
1,375	MongoDB, Inc. Class A *	139,645
1,290	New Relic, Inc. *	136,418
3,810	Okta, Inc. Class A *	323,393
1,665	Paycom Software, Inc. *	302,580
1,745	Paylocity Holding Corp. *	152,810
925	Salesforce.com, Inc. *	151,376
1,025	ServiceNow, Inc. *	245,426
1,390	Shopify, Inc. Class A (Canada) *	262,919

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares		Value

Services - Prepackaged Software - (Continued)
2,380	ShotSpotter, Inc. *	$ 118,857
7,060	Smartsheet, Inc. Class A *	269,974
4,875	Square, Inc. Class A *	396,045
1,080	Twilio, Inc. Class A*	131,425
1,775	Zuora, Inc. Class A *	42,174
		4,801,911
Services - Specialty Outpatient Facilities - 1.29%
4,020	BioTelemetry, Inc. *	300,374

Services - Video Tape Rental - 3.05%
1,990	Netflix, Inc. *	712,619

Surety Insurance - 0.41%
3,960	NMI Holdings, Inc. Class A *	95,634

Surgical & Medical Instruments & Apparatus - 7.53%
810	ABIOMED, Inc. *	270,945
2,260	iRadimed Corp.*	56,500
2,725	iRhythm Technologies, Inc. *	261,028
5,800	Novocure Ltd. (Channel Islands) *	311,518
4,010	Tactile Systems Technology, Inc. *	304,800
8,425	Tandem Diabetes Care, Inc. *	552,427
		1,757,218

TOTAL FOR COMMON STOCKS (Cost $15,594,179) - 99.58%		23,238,098

MONEY MARKET FUND - 0.62%
145,575	Fidelity Investments Money Market Funds - Gov't Porfolio Class I - 2.27% **	145,575
TOTAL FOR MONEY MARKET FUND (Cost $145,575) - 0.62%		145,575

TOTAL INVESTMENTS (Cost $15,739,754) - 100.20%		23,383,673

LIABILITIES LESS OTHER ASSETS - (0.20)%		(47,697)

NET ASSETS - 100.00%		$23,335,976

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the seven day yield on February 28, 2019.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2019 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $15,739,754)	$ 23,383,673
Receivables:
Dividends and Interest	645
Shareholder Subscriptions	42,000
Prepaid Expenses	22,808
Total Assets	23,449,126
Liabilities:
Payables:
Advisory Fees	16,900
Trustee Fees	239
Distribution Fees	30,847
Shareholder Redemptions	52,001
Other Accrued Expenses	13,163
Total Liabilities	113,150
Net Assets	$ 23,335,976

Net Assets Consist of:
Paid In Capital	$ 16,545,153
Distributable Earnings	6,790,823
Net Assets	$ 23,335,976

Class A:

Net Assets	$ 10,802,674

Shares outstanding (unlimited number of shares authorized with no par value)	409,294

Net Asset Value	$ 26.40

Offering Price Per Share ($26.40/ 94.25%) (Note 2)	$ 28.01

Short-term Redemption Price Per Share ($26.40 x 0.99) *	$ 26.14

Class C:

Net Assets	$ 2,846,194

Shares outstanding (unlimited number of shares authorized with no par value)	114,965

Net Asset Value, Redemption Price and Offering Price Per Share	$ 24.76

No Load Class:

Net Assets	$ 9,687,108

Shares outstanding (unlimited number of shares authorized with no par value)	379,539

Net Asset Value, Redemption Price and Offering Price Per Share	$ 25.52

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2019 (UNAUDITED)

Investment Income:
Dividends (Net of foreign taxes withheld $0)	$ 1,733
Interest	804
Total Investment Income	2,537

Expenses:
Advisory Fees (Note 4)	102,551
Distribution and/or Service (12b-1) Fees (Class A - $24,796;	46,052
Class C - $10,688; No Load Class - $10,568)
Transfer Agent Fees	4,735
Legal Fees	3,632
Accounting Fees	13,586
Audit Fees	9,314
Compliance Fees	3,264
Insurance Fees	522
Custody Fees	5,896
Miscellaneous Fees	3,160
Registration Fees	14,328
Trustee Fees	1,289
Printing and Mailing Fees	1,968
Total Expenses	210,297

Net Investment Loss	(207,760)

Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(417,412)
Net Change in Unrealized Depreciation on Investments	(714,813)
Net Realized and Unrealized Loss on Investments	(1,132,225)

Net Decrease in Net Assets Resulting from Operations	$(1,339,985)

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2019	8/31/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (207,760)	$ (311,138)
Net Realized Gain (Loss) on Investments	(417,412)	1,011,885
Net Change in Unrealized Appreciation (Depreciation) on Investments	(714,813)	6,185,061
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,339,985)	6,885,808

Distributions to Shareholders from:
Distributions	(1,014,711)	(857,609)	*
Net Change in Net Assets from Distributions	(1,014,711)	(857,609)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	1,265,615	1,169,594
Class C	955,755	1,471,601
No Load Class	1,094,976	2,869,372
Reinvestment of Shares
Class A	451,081	488,740
Class C	105,250	20,057
No Load Class	422,150	321,221
Cost of Shares Redeemed
Class A	(832,740)	(750,871)
Class C	(11,938)	(17,294)
No Load Class	(352,241)	(384,638)
Net Increase from Shareholder Activity	3,097,908	5,187,782

Net Assets:
Net Increase in Net Assets	743,212	11,215,981
Beginning of Period	22,592,764	11,376,783
End of Period	$ 23,335,976	$ 22,592,764	**

Share Transactions:
Shares Sold
Class A	46,109	47,494
Class C	39,769	60,624
No Load Class	43,866	120,352
Reinvestment of Shares
Class A	23,654	23,240
Class C	5,880	1,007
No Load Class	22,905	15,792
Shares Redeemed
Class A	(34,391)	(28,791)
Class C	(442)	(789)
No Load Class	(13,757)	(16,495)
Net Increase in Shares	133,593	222,434

* For the prior year ended August 31, 2018, total distributions consisted of long term capital gains of $512,287 from Class A, $20,057 from Class C, and $325,265 from the No Load Class.

** As of August 31, 2018, Accumulated Undistributed Net Investment Loss was ($217,443).

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/28/2019

			Years Ended
			8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Period	$ 29.89		$ 21.04	$ 17.25	$ 19.27	$ 19.10	$ 17.42

Income From Investment Operations:
Net Investment Loss (a)	(0.26)		(0.51)	(0.27)	(0.19)	(0.33)	(0.33)
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.01)		10.89	4.06	(1.37)	1.08	3.10
Total from Investment Operations	(2.27)		10.38	3.79	(1.56)	0.75	2.77

Distributions:
Realized Gains	(1.22)		(1.53)	-	(0.46)	(0.58)	(1.09)
Total from Distributions	(1.22)		(1.53)	-	(0.46)	(0.58)	(1.09)

Net Asset Value, at End of Period	$ 26.40		$ 29.89	$ 21.04	$ 17.25	$ 19.27	$ 19.10

Total Return (b)	(6.02)%	(e)	52.41%	21.97%	(8.18)%	4.07%	15.96%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,803		$ 11,178	$ 6,984	$ 7,587	$ 8,995	$ 9,967

Ratio of Expenses to Average Net Assets	2.10%	(d)	2.21%	2.65%	2.45%	2.36%	2.38%
Ratio of Net Investment Loss to Average Net Assets	(2.07)%	(d)	(2.13)%	(1.50)%	(1.09)%	(1.71)%	(1.79)%

Portfolio Turnover (c)	3.61%	(e)	42.85%	255.67%	116.66%	108.56%	254.23%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/28/2019

			Years Ended
			8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Period	$ 28.21		$ 20.03	$ 16.51	$ 18.55	$ 18.50	$ 16.97

Income From Investment Operations:
Net Investment Loss (a)	(0.30)		(0.61)	(0.32)	(0.26)	(0.41)	(0.41)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.93)		10.32	3.84	(1.32)	1.04	3.03
Total from Investment Operations	(2.23)		9.71	3.52	(1.58)	0.63	2.62

Distributions:
Realized Gains	(1.22)		(1.53)	-	(0.46)	(0.58)	(1.09)
Total from Distributions	(1.22)		(1.53)	-	(0.46)	(0.58)	(1.09)

Net Asset Value, at End of Period	$ 24.76		$ 28.21	$ 20.03	$ 16.51	$ 18.55	$ 18.50

Total Return (b)	(6.24)%	(e)	51.67%	21.32%	(8.61)%	3.55%	15.49%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,846		$ 1,968	$ 179	$ 476	$ 484	$ 429

Ratio of Expenses to Average Net Assets	2.61%	(d)	2.61%	3.19%	2.93%	2.85%	2.85%
Ratio of Net Investment Loss to Average Net Assets	(2.58)%	(d)	(2.55)%	(1.88)%	(1.55)%	(2.20)%	(2.25)%

Portfolio Turnover (c)	3.61%	(e)	42.85%	255.67%	116.66%	108.56%	254.23%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/28/2019

			Years Ended
			8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Period	$ 28.93		$ 20.37	$ 16.66	$ 18.58	$ 18.40	$ 16.77

Income From Investment Operations:
Net Investment Loss (a)	(0.22)		(0.44)	(0.23)	(0.13)	(0.27)	(0.28)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.97)		10.53	3.94	(1.33)	1.03	3.00
Total from Investment Operations	(2.19)		10.09	3.71	(1.46)	0.76	2.72

Distributions:
Realized Gains	(1.22)		(1.53)	-	(0.46)	(0.58)	(1.09)
Total from Distributions	(1.22)		(1.53)	-	(0.46)	(0.58)	(1.09)

Net Asset Value, at End of Period	$ 25.52		$ 28.93	$ 20.37	$ 16.66	$ 18.58	$ 18.40

Total Return (b)	(5.94)%	(e)	52.72%	22.27%	(7.94)%	4.29%	16.30%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,687		$ 9,446	$ 4,214	$ 3,151	$ 2,955	$ 1,714

Ratio of Expenses to Average Net Assets	1.85%	(d)	1.94%	2.39%	2.18%	2.09%	2.16%
Ratio of Net Investment Loss to Average Net Assets	(1.83)%	(d)	(1.87)%	(1.29)%	(0.79)%	(1.43)%	(1.56)%

Portfolio Turnover (c)	3.61%	(e)	42.85%	255.67%	116.66%	108.56%	254.23%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2019 (UNAUDITED)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund is diversified. The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including FASB Accounting Standard update 2013-08.

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized gains as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the year ended August 31, 2018, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2015-2017), or expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred.  As of and during the six months ended February 28, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Purchasers of Class A shares may be entitled to sales charge reductions as described in the “Sales Charge Reduction and Waivers” section of the Prospectus.  With respect to No Load Class shares, there is no initial sales charge or CDSC.  Effective January 5, 2012, the Fund opened the Class C shares. There is no initial sales charge or CDSC associated with Class C shares.  Shareholders were charged $30,056 in sales charges for Class A shares during the six months ended February 28, 2019.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses – Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

Indemnifications - In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active market, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Money market mutual funds (if any) are generally priced at the ending NAV provided by the service agent of the Fund.  These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,238,098	$ -	$ -	$ 22,238,214
Money Market Fund	145,575	-	-	145,575
Total	$23,383,673	$ -	$ -	$ 23,383,673

The Fund did not hold any Level 2 or Level 3 assets during the six months ended February 28, 2019. For more detail on the investments in common stocks please refer to the Schedule of Investments.  The Fund did not hold any derivative instruments at any time during the six months ended February 28, 2019. There were no transfers into or out of Level 1 or Level 2 during the six months ended

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

February 28, 2019. The Fund considers transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund, the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the six months ended February 28, 2019, the Advisor earned fees of $102,551 from the Fund.  As of February 28, 2019, the Fund owed $16,900 to the Advisor.  The President of the Advisor is also a Trustee of the Trust.

Rafferty Capital Markets, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution and Shareholder Servicing Plans (the “Plans”), with respect to Class A shares, Class C shares, and No Load Class shares, pursuant to Rule 12b-1 under the Investment Company

Act of 1940, as amended.

Under the Class A Plan, the Fund pays the Distributor an annual fee up of 0.25% of the average daily net assets of the Fund invested in Class A shares to help defray the cost of distributing Class A shares. This amount will be paid to the Distributor, and will be used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell Class A shares and provide distribution-related services to the Class A shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund also pays directly to the Advisor a Service Fee equal to 0.25% of the average daily net assets of the Fund invested in Class A shares. This amount will be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s Class A shareholders. During the six months ended February 28, 2019, there were no amounts retained by the Advisor.

Under the Class C Plan, the Fund pays an annual fee of 1.00% (0.25% for shareholder servicing and 0.75% for distribution) of the average daily net assets of the Fund invested in Class C shares. The Advisor will use these fees to compensate entities that that perform certain administrative or other servicing functions for the Fund’s Class C shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc. During the six months ended February 28, 2019, there were no amounts retained by the Advisor.

Under the Plan for No Load Class Shares, the Fund pays the Distributor an annual fee of 0.25% of the average daily net assets of the No Load Class shares to help defray the cost of servicing the No Load Class shares. The Distributor will use these fees to compensate with a “service fee” any entities that perform certain administrative or other servicing functions for the Fund’s No Load Class shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc.

The Plans are compensation plans, which means that the full 12b-1 fee payable under the respective Plan is paid to the Distributor irrespective of actual 12b-1 fees incurred. For the six months ended February 28, 2019, Class A incurred 12b-1 expenses of $24,796, Class C incurred 12b-1 expenses of $10,688, and No Load Class incurred 12b-1 expenses of $10,568.  At February 28, 2019, the Fund owed $30,847 in 12b-1 expenses.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2019, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $   2,603,778

Sales

Investment Securities                          $      768,596

NOTE 6. TAX MATTERS

As of February 28, 2019, the aggregate cost of securities for federal income tax purposes was $15,739,754.

As of February 28, 2019, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                                 $  8,793,890

Gross (Depreciation)                                 (1,149,971)

Net Appreciation on Investments *        $  7,643,919

The tax character of distributions paid during the six months ended February 28, 2019 and the year ended August 31, 2018, were as follows:

	February 28, 2019	August 31, 2018
Distributions paid from:
Ordinary Income	$ -	$ -
Capital Gains	$1,014,711	$ 857,609
Total	$1,014,711	$ 857,609

For the six months ended February 28, 2019, each share class paid a long-term gain distribution of $1.221478 per share, on December 21, 2018.

For the year ended August 31, 2018, each share class paid a long-term capital gain distribution of $1.531516 per share, on December 22, 2017.

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Capital Gains	$ 1,014,711
Late Year Ordinary Losses	(217,443)
Net Unrealized Appreciation *	8,348,251
$ 9,145,519

* Differences between financial reporting basis and tax-basis are primarily attributable to wash sales.

The Fund elected to defer to the year ending August 31, 2019, late year ordinary losses in the amount of $217,443.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

NOTE 8. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the FASB issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

On October 4, 2018, the SEC amended Regulation S-X to require certain disclosure requirements to conform them to GAAP for investment companies. Effective November 4, 2018, the Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund’s adoption of those amendments, effective with the financial statements prepared as of February 28, 2019, had no effect on the Fund’s net assets or results of operations.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

FEBRUARY 28, 2019 (UNAUDITED)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2018 through February 28, 2019.

Actual Expenses

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Sparrow Growth Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2018	February 28, 2019	September 1, 2018 to February 28, 2019

Actual	$1,000.00	$939.81	$10.10
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.38	$10.49

* Expenses are equal to the Fund's annualized expense ratio of 2.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sparrow Growth Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2018	February 28, 2019	September 1, 2018 to February 28, 2019

Actual	$1,000.00	$937.60	$12.54
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.85	$13.02

* Expenses are equal to the Fund's annualized expense ratio of 2.61%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sparrow Growth Fund - No Load
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2018	February 28, 2019	September 1, 2018 to February 28, 2019

Actual	$1,000.00	$940.59	$8.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.62	$9.25

* Expenses are equal to the Fund's annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2019 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ending June 30, are available without charge upon request by (1) calling the Fund at 1-888-727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-727-3301.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address* and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerald R. Sparrow** Age: 60	Trustee, President, Secretary, Treasurer, Chief Compliance Officer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc. (since 2004); General partner of Sparrow Fund L.P., an advisory company (since 2004).	1	None

*     Address of each officer is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

**   Mr. Sparrow is an “interested” person because he is the President of the Advisor.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address* and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Richard N. Priest Age: 88	Independent Trustee	Indefinite Term; since 2003.	Retired (since 1991); Vice President of the New York Stock Exchange (from 1973 through 1984).	1	South Side Day Nursery; Missouri Bar Association Advisory Committee
Donald D. Woodruff Age: 63	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc., a hearing aid retail company (from 1992 through present).	1	None

* Address of each Trustee is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

TRUSTEES

Gerald R. Sparrow

Richard N. Priest

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Chief Compliance Officer, Secretary and Treasurer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, MO 63102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affliliated Purchasers.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date:  May 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date:  May 7, 2019

* Print the name and title of each signing officer under his or her signature.